Trade and Other Receivables	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Trade and other receivables
15.	Trade and other receivables

The following table shows the amounts of Trade and other receivables as of June 30, 2020 and 2019:

	06.30.20	06.30.19
Lease and services receivables	1,165,823	1,404,710
Post-dated checks	301,234	884,663
Averaging of scheduled rent escalation	657,302	762,145
Debtors under legal proceedings	402,353	324,892
Property sales receivables	16,263	43,020
Consumer financing receivables	16,441	23,498
Less: allowance for doubtful accounts	(618,273)	(382,220)
Total trade receivables	1,941,143	3,060,708
Loans	1,056,340	68,582
Advance payments	509,590	603,604
Others (*)	221,065	209,407
Prepayments	220,155	233,975
Other tax receivables	155,467	174,918
Expenses to be recovered	41,141	19,883
Guarantee deposit	1,970	1,835
Less: allowance for doubtful accounts	(165)	(236)
Total other receivables	2,205,563	1,311,968
Related parties (Note 30)	4,826,604	6,063,813
Total trade and other receivables	8,973,310	10,436,489
Non-current	5,093,549	696,656
Current	3,879,761	9,739,833
Total	8,973,310	10,436,489

(*)	Includes ARS 181,744 and ARS 183,675 at June 30 of 2020 and 2019 respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (Note 19)

As of June 30, 2020 and 2019, all non-current receivables are due within 4 years, from the end of the fiscal year.

The fair values of trade and other receivables approximate their respective carrying amounts because, due to their short-term nature. The Fair values of non-current trade and other receivables approximate their respective carrying amounts, as the impact of discounting is not considered significant.

Trade receivables are generally presented in the Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2.15.

Movements on the Group’s allowance for doubtful accounts and other receivables are as follows:

	06.30.20	06.30.19
Beginning of the year	382,456	447,096
Additions	324,219	160,838
Unused amounts reversed	(19,705)	(52,140)
Used during the year	(2,533)	(8,208)
Inflation adjustment	(65,999)	(165,130)
End of the year	618,438	382,456

The allowance for doubtful accounts’ additions and unused amounts reversed have been included in “Selling expenses” in the statements of comprehensive income (Note 26). Amounts charged to the allowance account are generally written off, when no recovery is expected.

The Group’s trade receivables comprise: shopping mall leases and related services, office leases and related services, consumer financing; and sale of properties. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables (Note 5).

The Group also has receivables from related parties. Neither of which are due nor impaired.

Due to the distinct characteristics of each type of receivable, an aging analysis of past due unimpaired and impaired receivables are shown by type and class as of June 30, 2020 and 2019 (includes not past due receivables to reconcile with the amounts in the statements of financial position):

Type of receivables	Up to 3 months	3 to 6 months	Over 6 months	Non past due	Impaired	Total
Shopping mall lease and services receivables	213,749	53,539	74,483	1,549,129	601,832	2,492,732
Office leases and services receivables	2,600	-	80	31,300	-	33,980
Consumer financing receivables	-	-	-	-	16,441	16,441
Property sales receivables	5,421	5,421	5,421	-	-	16,263
Total as of June 30, 2020	221,770	58,960	79,984	1,580,429	618,273	2,559,416
Shopping mall leases and services receivables	182,028	59,050	57,101	2,655,087	358,722	3,311,988
Office leases and services receivables	1,731	-	1,831	60,860	-	64,422
Consumer financing receivables	-	-	-	-	23,498	23,498
Property sales receivables	14,342	14,339	14,339	-	-	43,020
Total as of June 30, 2019	198,101	73,389	73,271	2,715,947	382,220	3,442,928

Leases and services receivables from investment properties:

Trade receivables related to leases and services from the shopping malls and offices represent 98.8% and 98.1% of the Group’s total trade receivables as of June 30, 2020 and 2019, respectively. The Group has a large customer base and is not dependent on any single customer. Leases and services receivables that are not due and for which no allowance has been recorded relate to a wide and varied number of customers for whom there is no external credit rating available. Most of these customers have been actively renting a minimum of six months. New customers with less than six months are constantly monitored. At the end of the year, the Group has not experienced credit issues with these new customers.

As of June 30, 2020 and 2019, the Group recorded net loss due to leases and services receivables for an amount of ARS 311,571 and ARS 121,756, respectively.

Consumer financing receivables:

Trade receivables related to the residual activities of the Group represent only 0.6% and 0.7% of the Group’s total trade receivables as of June 30, 2020 and 2019, respectively.

As of June 30, 2020 and 2019, the Group provided for recorded net losses on impairment of consumer financing receivables in an amount of (ARS 7,057) and (ARS 13,058), respectively.

The estimation of the credit risk is complex and requires the use of rating and scoring models which are essential to measure default risk. In measuring the consumption credit risks of credit purchases made through credit cards and cash advances, the Group considers two components: (i) the probability of default by client or counterparty, and (ii) the likely recovery rate of obligations in arrears. The models are reviewed regularly to check their effectiveness with respect to actual performance and, where necessary, to enhance them.

Receivables from the sale of properties:

Trade receivables related to the sale of properties represent 0.6% and 1.2% of the Group’s total trade receivables as of June 30, 2020 and 2019, respectively. Payments on these receivables are generally received when due and are generally secured by mortgages on the properties, thus credit risk on outstanding amounts is considered low.